UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21619

Nuveen Equity Premium Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium Income Fund (JPZ)
March 31, 2011

Shares		Description (1)				Value
		Common Stocks – 100.7%
		Aerospace & Defense – 2.6%
44,362		Boeing Company				$ 3,279,683
76,592		Honeywell International Inc.				4,573,308
29,605		Raytheon Company				1,506,006
48,797		United Technologies Corporation				4,130,666
		Total Aerospace & Defense				13,489,663
		Air Freight & Logistics – 0.8%
59,532		United Parcel Service, Inc., Class B				4,424,418
		Airlines – 0.1%
37,484		AMR Corporation, (2)				242,147
3,957		United Continental Holdings Inc., (2)				90,971
		Total Airlines				333,118
		Auto Components – 0.1%
30,296		Cooper Tire & Rubber				780,122
		Automobiles – 0.9%
195,811		Ford Motor Company, (2)				2,919,542
37,905		Harley-Davidson, Inc.				1,610,583
		Total Automobiles				4,530,125
		Beverages – 2.3%
104,562		Coca-Cola Company				6,937,689
76,815		PepsiCo, Inc.				4,947,654
		Total Beverages				11,885,343
		Biotechnology – 0.9%
43,352		Amgen Inc., (2)				2,317,164
21,667		Celgene Corporation, (2)				1,246,503
23,687		Gilead Sciences, Inc., (2)				1,005,276
		Total Biotechnology				4,568,943
		Building Products – 0.1%
42,748		Masco Corporation				595,052
		Capital Markets – 2.1%
109,476		Charles Schwab Corporation				1,973,852
11,652		Goldman Sachs Group, Inc.				1,846,492
48,534		Jefferies Group, Inc.				1,210,438
40,593		Legg Mason, Inc.				1,465,001
113,376		Morgan Stanley				3,097,432
38,635		Waddell & Reed Financial, Inc., Class A				1,568,967
		Total Capital Markets				11,162,182
		Chemicals – 2.5%
47,248		Dow Chemical Company				1,783,612
65,104		E.I. Du Pont de Nemours and Company				3,578,767
27,259		Eastman Chemical Company				2,707,364
2,678		Lubrizol Corporation				358,745
22,053		Monsanto Company				1,593,550
16,700		NL Industries Inc.				247,995
53,293		Olin Corporation				1,221,476
60,403		RPM International, Inc.				1,433,363
		Total Chemicals				12,924,872
		Commercial Banks – 3.0%
33,724		Comerica Incorporated				1,238,345
22,855		HSBC Holdings PLC, Sponsored ADR				1,183,889
6,525		PNC Financial Services Group, Inc.				411,010
4,082		Toronto-Dominion Bank				361,624
171,091		U.S. Bancorp				4,521,935
252,313		Wells Fargo & Company				7,998,322
		Total Commercial Banks				15,715,125
		Commercial Services & Supplies – 0.9%
3,177		Avery Dennison Corporation				133,307
56,149		Deluxe Corporation				1,490,194
40,642		Pitney Bowes Inc.				1,044,093
21,600		R.R. Donnelley & Sons Company				408,672
24,100		Standard Register Company				80,012
39,903		Waste Management, Inc.				1,489,978
		Total Commercial Services & Supplies				4,646,256
		Communications Equipment – 2.1%
14,156		ADTRAN, Inc.				601,064
8,005		Ciena Corporation, (2)				207,810
245,489		Cisco Systems, Inc.				4,210,136
11,034		JDS Uniphase Corporation, (2)				229,949
21,878		Motorola Mobility Holdings Inc., (2)				533,823
28,890		Motorola Solutions Inc., (2)				1,291,094
77,079		QUALCOMM, Inc.				4,226,242
		Total Communications Equipment				11,300,118
		Computers & Peripherals – 3.3%
37,450		Apple, Inc., (2)				13,049,454
75,301		Dell Inc., (2)				1,092,618
119,293		EMC Corporation, (2)				3,167,229
		Total Computers & Peripherals				17,309,301
		Consumer Finance – 0.2%
36,733		Discover Financial Services				886,000
		Containers & Packaging – 0.3%
43,759		Packaging Corp. of America				1,264,198
5,718		Sonoco Products Company				207,163
		Total Containers & Packaging				1,471,361
		Distributors – 0.4%
35,933		Genuine Parts Company				1,927,446
		Diversified Consumer Services – 0.1%
7,623		Apollo Group, Inc., Class A, (2)				317,955
		Diversified Financial Services – 4.3%
431,400		Bank of America Corporation				5,750,562
599,844		Citigroup Inc., (2)				2,651,310
7,355		CME Group, Inc.				2,217,900
224,186		JP Morgan Chase & Co.				10,334,975
47,644		New York Stock Exchange Euronext				1,675,639
		Total Diversified Financial Services				22,630,386
		Diversified Telecommunication Services – 4.0%
369,433		AT&T Inc.				11,304,651
21,268		CenturyLink Inc.				883,685
250,097		Frontier Communications Corporation				2,055,797
171,164		Verizon Communications Inc.				6,596,661
29,116		Windstream Corporation				374,723
		Total Diversified Telecommunication Services				21,215,517
		Electric Utilities – 1.5%
3,600		DPL Inc.				98,676
117,418		Duke Energy Corporation				2,131,137
7,571		Exelon Corporation				312,228
27,323		Great Plains Energy Incorporated				547,006
80,800		Pepco Holdings, Inc.				1,506,920
29,370		Progress Energy, Inc.				1,355,132
49,446		Southern Company				1,884,387
		Total Electric Utilities				7,835,486
		Electrical Equipment – 0.9%
59,737		Emerson Electric Company				3,490,433
15,759		Rockwell Automation, Inc.				1,491,589
		Total Electrical Equipment				4,982,022
		Electronic Equipment & Instruments – 0.5%
118,215		Corning Incorporated				2,438,775
		Energy Equipment & Services – 2.9%
6,964		Diamond Offshore Drilling, Inc.				541,103
18,452		ENSCO International PLC, Sponsored ADR				1,067,264
94,619		Halliburton Company				4,715,811
7,759		Patterson-UTI Energy, Inc.				228,037
80,975		Schlumberger Limited				7,551,729
16,157		Tidewater Inc.				966,996
		Total Energy Equipment & Services				15,070,940
		Food & Staples Retailing – 1.5%
78,752		CVS Caremark Corporation				2,702,769
38,696		SUPERVALU INC.				345,555
89,624		Wal-Mart Stores, Inc.				4,664,929
		Total Food & Staples Retailing				7,713,253
		Food Products – 1.0%
138,885		Kraft Foods Inc., Class A				4,355,434
57,000		Sara Lee Corporation				1,007,190
		Total Food Products				5,362,624
		Gas Utilities – 1.2%
14,837		AGL Resources Inc.				591,106
28,666		Atmos Energy Corporation				977,511
22,995		National Fuel Gas Company				1,701,630
25,417		Nicor Inc.				1,364,893
24,793		ONEOK, Inc.				1,658,156
		Total Gas Utilities				6,293,296
		Health Care Equipment & Supplies – 0.8%
4,460		Hologic Inc., (2)				99,012
3,518		Intuitive Surgical, Inc., (2)				1,173,112
70,006		Medtronic, Inc.				2,754,736
		Total Health Care Equipment & Supplies				4,026,860
		Health Care Providers & Services – 2.1%
6,901		Brookdale Senior Living Inc., (2)				193,228
15,450		Coventry Health Care, Inc., (2)				492,701
38,694		Express Scripts, Inc., (2)				2,151,773
1,116		Henry Schein Inc., (2)				78,310
39,267		Kindred Healthcare Inc., (2)				937,696
30,795		Medco Health Solutions, Inc., (2)				1,729,447
81,792		UnitedHealth Group Incorporated				3,696,998
25,221		Wellpoint Inc.				1,760,174
		Total Health Care Providers & Services				11,040,327
		Health Care Technology – 0.0%
57		Cerner Corporation, (2)				6,338
		Hotels, Restaurants & Leisure – 1.3%
17,800		Carnival Corporation				682,808
42,761		International Game Technology				694,011
2,272		Interval Leisure Group Inc., (2)				37,147
68,740		McDonald’s Corporation				5,230,427
		Total Hotels, Restaurants & Leisure				6,644,393
		Household Durables – 1.4%
13,597		Garmin Limited				460,394
64,653		Newell Rubbermaid Inc.				1,236,812
35,225		Stanley Black & Decker Inc.				2,698,235
22,404		Tupperware Corporation				1,337,743
16,707		Whirlpool Corporation				1,426,110
		Total Household Durables				7,159,294
		Household Products – 1.8%
19,051		Colgate-Palmolive Company				1,538,559
9,545		Kimberly-Clark Corporation				623,002
116,344		Procter & Gamble Company				7,166,790
		Total Household Products				9,328,351
		Industrial Conglomerates – 2.7%
23,023		3M Co.				2,152,651
602,889		General Electric Company				12,087,925
57		Siemens AG, Sponsored ADR				7,828
		Total Industrial Conglomerates				14,248,404
		Insurance – 2.3%
53,219		Allstate Corporation				1,691,300
11,874		Arthur J. Gallagher & Co.				361,088
46,985		Fidelity National Title Group Inc., Class A				663,898
26,683		Hartford Financial Services Group, Inc.				718,573
72,716		Lincoln National Corporation				2,184,389
72,500		Marsh & McLennan Companies, Inc.				2,161,225
41,050		Travelers Companies, Inc.				2,441,654
52,700		Unitrin, Inc.				1,627,376
		Total Insurance				11,849,503
		Internet & Catalog Retail – 0.8%
15,736		Amazon.com, Inc., (2)				2,834,526
3,103		HSN, Inc., (2)				99,389
2,978		Priceline.com Incorporated, (2)				1,508,178
		Total Internet & Catalog Retail				4,442,093
		Internet Software & Services – 2.1%
10,937		Akamai Technologies, Inc., (2)				415,606
58,661		eBay Inc., (2)				1,820,837
10,637		Google Inc., Class A, (2)				6,235,516
44,605		United Online, Inc.				281,235
5,616		ValueClick, Inc., (2)				81,207
25,228		VeriSign, Inc., (2)				913,506
78,773		Yahoo! Inc., (2)				1,311,570
		Total Internet Software & Services				11,059,477
		IT Services – 3.6%
37,471		Automatic Data Processing, Inc.				1,922,637
19,397	Cognizant Technology Solutions Corporation, Class A, (2)					1,578,916
32,696		Fidelity National Information Services				1,068,832
66,099		International Business Machines Corporation (IBM)				10,778,764
3,197		Lender Processing Services Inc.				102,911
6,331		MasterCard, Inc.				1,593,639
40,998		Paychex, Inc.				1,285,697
9,906		Visa Inc.				729,280
		Total IT Services				19,060,676
		Leisure Equipment & Products – 0.2%
39,513		Eastman Kodak Company, (2)				127,627
11,848		Polaris Industries Inc.				1,031,013
		Total Leisure Equipment & Products				1,158,640
		Machinery – 2.6%
31,043		Caterpillar Inc.				3,456,638
21,903		Cummins Inc.				2,401,007
23,497		Deere & Company				2,276,624
13,600		Graco Inc.				618,664
4,107		Ingersoll Rand Company Limited, Class A				198,409
16,893		Parker Hannifin Corporation				1,599,429
11,767		Snap-on Incorporated				706,726
25,530		SPX Corporation				2,026,827
12,000		Timken Company				627,600
		Total Machinery				13,911,924
		Media – 2.6%
60,282		CBS Corporation, Class B				1,509,461
134,148		Comcast Corporation, Class A				3,316,139
39,613		New York Times, Class A, (2)				375,135
35,396		Omnicom Group, Inc.				1,736,528
114,479		Regal Entertainment Group, Class A				1,545,467
116,789		Walt Disney Company				5,032,438
		Total Media				13,515,168
		Metals & Mining – 1.0%
73,484		Alcoa Inc.				1,296,993
15,746		Freeport-McMoRan Copper & Gold, Inc.				874,690
3,526		Newmont Mining Corporation				192,449
27,262		Nucor Corporation				1,254,597
35,874		Southern Copper Corporation				1,444,646
		Total Metals & Mining				5,063,375
		Multiline Retail – 1.1%
10		Dollar Tree Stores Inc., (2)				555
4,000		Family Dollar Stores, Inc.				205,280
41,402		Macy’s, Inc.				1,004,413
43,705		Nordstrom, Inc.				1,961,480
8,076		Sears Holding Corporation, (2)				667,481
39,261		Target Corporation				1,963,443
		Total Multiline Retail				5,802,652
		Multi-Utilities – 2.0%
40,360		Ameren Corporation				1,132,905
31,482		Consolidated Edison, Inc.				1,596,767
71,595		Integrys Energy Group, Inc.				3,616,263
15,861		Northwestern Corporation				480,588
29,588		OGE Energy Corp.				1,495,969
66,981		Public Service Enterprise Group Incorporated				2,110,571
		Total Multi-Utilities				10,433,063
		Oil, Gas & Consumable Fuels – 10.7%
9,051		Cenovus Energy Inc.				356,428
107,773		Chevron Corporation				11,578,054
91,055		ConocoPhillips				7,271,652
42,389		CONSOL Energy Inc.				2,273,322
27,271		Continental Resources Inc., (2)				1,949,058
9,051		EnCana Corporation				312,531
33,620		EOG Resources, Inc.				3,984,306
241,039		Exxon Mobil Corporation				20,278,612
47,247		Occidental Petroleum Corporation				4,936,839
11,032		Total SA, Sponsored ADR				672,621
81,049		Valero Energy Corporation				2,416,881
		Total Oil, Gas & Consumable Fuels				56,030,304
		Pharmaceuticals – 6.4%
95,715		Abbott Laboratories				4,694,821
135,808		Bristol-Myers Squibb Company				3,589,405
61,545		Eli Lilly and Company				2,164,538
129,853		Johnson & Johnson				7,693,790
180,077		Merck & Company Inc.				5,944,342
448,586		Pfizer Inc.				9,110,782
14,222		Sanofi-Aventis, Sponsored ADR				500,899
		Total Pharmaceuticals				33,698,577
		Professional Services – 0.1%
3,665		Manpower Inc.				230,455
20,209		Resources Connection, Inc.				391,853
		Total Professional Services				622,308
		Real Estate Investment Trust – 2.7%
67,906		Annaly Capital Management Inc.				1,184,960
46,493		Brandywine Realty Trust				564,425
54,183		CapLease Inc.				296,923
29,228		CommonWealth REIT				759,051
28,584		Health Care REIT, Inc.				1,498,945
49,625		Healthcare Realty Trust, Inc.				1,126,488
45,684		Hospitality Properties Trust				1,057,585
88,469		Lexington Corporate Properties Trust				827,185
30,821		Liberty Property Trust				1,014,011
17,263		Medical Properties Trust Inc.				199,733
28,311		MFA Mortgage Investments, Inc.				232,150
39,140		Nationwide Health Properties, Inc.				1,664,624
30,300		Senior Housing Properties Trust				698,112
11,215		Sun Communities Inc.				399,815
61,650		U-Store-It Trust				648,558
71,406		Weyerhaeuser Company				1,756,588
		Total Real Estate Investment Trust				13,929,153
		Road & Rail – 0.6%
14,565		Norfolk Southern Corporation				1,008,918
22,275		Union Pacific Corporation				2,190,301
		Total Road & Rail				3,199,219
		Semiconductors & Equipment – 2.5%
27,457		Analog Devices, Inc.				1,081,257
103,121		Applied Materials, Inc.				1,610,750
21,444		Broadcom Corporation, Class A				844,465
285,514		Intel Corporation				5,758,817
12,846		Intersil Holding Corporation, Class A				159,933
3,087		Lam Research Corporation, (2)				174,909
24,226		Microchip Technology Incorporated				920,830
24,800		National Semiconductor Corporation				355,632
33,221		NVIDIA Corporation, (2)				613,260
46,579		Texas Instruments Incorporated				1,609,770
		Total Semiconductors & Equipment				13,129,623
		Software – 3.8%
27,097		Adobe Systems Incorporated, (2)				898,537
18,599		Autodesk, Inc., (2)				820,402
408,412		Microsoft Corporation				10,357,328
198,030		Oracle Corporation				6,608,261
9,475		Salesforce.com, Inc., (2)				1,265,671
		Total Software				19,950,199
		Specialty Retail – 2.3%
23,495		Abercrombie & Fitch Co., Class A				1,379,157
46,762		American Eagle Outfitters, Inc.				743,048
27,081		Best Buy Co., Inc.				777,766
98,969		Home Depot, Inc.				3,667,791
43,580		Limited Brands, Inc.				1,432,910
81,590		Lowe’s Companies, Inc.				2,156,424
236		Ross Stores, Inc.				16,784
13,465		Tiffany & Co.				827,290
21,015		TJX Companies, Inc.				1,045,076
		Total Specialty Retail				12,046,246
		Textiles, Apparel & Luxury Goods – 0.4%
7,159		Cherokee Inc.				123,564
20,133		VF Corporation				1,983,704
		Total Textiles, Apparel & Luxury Goods				2,107,268
		Thrifts & Mortgage Finance – 0.3%
36,703		Hudson City Bancorp, Inc.				355,285
60,610		New York Community Bancorp Inc.				1,046,129
38,788		TrustCo Bank Corporation NY				230,013
		Total Thrifts & Mortgage Finance				1,631,427
		Tobacco – 2.0%
128,746		Altria Group, Inc.				3,351,258
96,673		Philip Morris International				6,344,649
21,468		Reynolds American Inc.				762,758
1		Vector Group Ltd.				17
		Total Tobacco				10,458,682
		Wireless Telecommunication Services – 0.0%
5,500		USA Mobility Inc.				79,695
		Total Common Stocks (cost $424,767,782)				527,442,938

Principal
Amount (000)		Description (1)		Coupon	Maturity	Value
		Short-Term Investments – 4.7%
$ 24,375		Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/11, repurchase price $24,374,876, collateralized by $25,210,000 U.S. Treasury Notes, 0.500%, due 11/15/13, value $24,863,363		0.010%	4/01/11	$ 24,374,869
		Total Short-Term Investments (cost $24,374,869)				24,374,869
		Total Investments (cost $449,142,651) – 105.4%				551,817,807
		Other Assets Less Liabilities – (5.4)% (5)				(28,182,822)
		Net Assets – 100%				$ 523,634,985

Investments in Derivatives

Call Options Written at March 31, 2011:

Number of			Notional	Expiration	Strike
Contracts		Type	Amount (3)	Date	Price	Value
		Call Options Written (4)
(478)		S&P 500 Index	$ (59,750,000)	4/16/11	$1,250	$ (3,680,600)
(479)		S&P 500 Index	(61,072,500)	4/16/11	1,275	(2,577,020)
(505)		S&P 500 Index	(64,892,500)	4/16/11	1,285	(2,272,500)
(482)		S&P 500 Index	(62,660,000)	4/16/11	1,300	(1,566,500)
(503)		S&P 500 Index	(66,647,500)	4/16/11	1,325	(751,985)
(515)		S&P 500 Index	(66,950,000)	5/21/11	1,300	(2,343,250)
(489)		S&P 500 Index	(64,792,500)	5/21/11	1,325	(1,437,660)
(475)		S&P 500 Index	(60,562,500)	6/18/11	1,275	(3,405,750)
(3,926)		Total Call Options Written (premiums received $14,466,055)	$(507,327,500)			$ (18,035,265)

		Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

			Level 1	Level 2	Level 3	Total
		Investments:
		Common Stocks	$527,442,938	$ –	$ –	$527,442,938
		Short-Term Investments	–	24,374,869	–	24,374,869
		Derivatives:
		Call Options Written	(18,035,265)	–	–	(18,035,265)
		Total	$509,407,673	$24,374,869	$ –	$533,782,542

	During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

	Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

			Location on the Statement of Assets and Liabilities
	Underlying	Derivative	Asset Derivatives		Liability Derivatives
	Risk Exposure	Instrument	Location	Value	Location	Value
	Equity Price	Options	—	$—	Call options written, at value	$18,035,265

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the Annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2011, the cost of investments (excluding investments in derivatives) was $449,554,903.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2011, were as follows:

		Gross unrealized:
		Appreciation				$ 155,044,928
		Depreciation				(52,782,024)
	Net unrealized appreciation (depreciation) of investments					$ 102,262,904

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

		(1)	All percentages in the Portfolio of Investments are based on net assets.

		(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

		(3)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

		(4)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.

		(5)	Other Assets Less Liabilities includes the Value and/or the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives.

		ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 27, 2011

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 27, 2011

*                      Print the name and title of each signing officer under his or her signature.